employee benefits expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Employee benefits expense - gross
Wages and salaries	$ 1,154	$ 1,026	$ 2,259	$ 2,017
Share-based compensation	54	63	103	123
Pensions - defined benefit	25	30	52	56
Pensions - defined contribution	30	28	56	50
Restructuring costs	13	16	23	34
Employee health and other benefits	63	45	120	95
Total	1,339	1,208	2,613	2,375
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(22)	(20)	(40)	(42)
Amortized contract acquisition costs	20	16	39	31
Capitalized contract fulfilment costs	(1)	(1)	(1)	(1)
Amortized contract fulfilment costs	1	1	1	2
Property, plant and equipment	(99)	(96)	(192)	(186)
Intangible assets subject to amortization	(67)	(57)	(130)	(113)
Total	(168)	(157)	(323)	(309)
Net	1,171	1,051	2,290	2,066
Restructuring | Digitally-led customer experiences
Employee benefits expense - gross
Share-based compensation	$ 1		$ 2	$ 6